Debt (Schedule Of Maturities Of Debt And Capital Lease Obligations) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Debt [Abstract]
2013	$ 721,140
2014	698,839
2015	911,682
2016	1,014,043
2017	813,565
Thereafter	1,644,230
Total maturities of debt and capital lease obligations	$ 5,803,499	$ 6,111,165